Summary of Significant Accounting Policies (Policies) - EBP 005	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting - The accompanying financial statements of the Plan are prepared on the accrual basis of accounting.
Notes Receivable from Participants
Notes Receivable from Participants - Notes receivable from participants are recorded at their unpaid principal balances plus any accrued interest. Notes receivable from participants are written off when deemed uncollectible.

Investments
Investments - The Plan’s investments are stated at fair value. Common collective trust fund investments are valued at net asset value per share (“NAV”), which is based on the fair value of the underlying assets. There are no unfunded commitments or other redemption notice requirements related to these investments. All other investments are valued based on quoted market prices. See Note 4 for additional information. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Net appreciation in the fair value of investments includes the Plan's gains and losses on investments bought and sold as well as held during the year. Dividend income is accrued on the ex-dividend date.
Note 2 - Summary of Significant Accounting Policies (Continued)
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Benefit Payments	Benefit Payments - Distributions to participants are recorded when paid.
Income Tax Status	Income Tax Status - The Plan constitutes a qualified plan under Sections 401(a) and 401(k) of the Code and the related trust is exempt from federal income tax under Section 501(a) of the Code. The Plan obtained its determination letter dated May 3, 2017, in which the Internal Revenue Service stated that the Plan, as designed, was in compliance with the applicable requirements of the Code. Although the Plan has been amended subsequently, the plan administrator believes the Plan is being operated in compliance with the applicable requirements of the Code. Therefore, no provision for income taxes has been included in the Plan’s financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no Internal Revenue Service examinations for any tax periods in progress.
Use of Estimates
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions and deductions during the reporting period. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties - The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statement of net assets available for benefits.
The Plan’s investments include shares of SPX Technologies, Inc. common stock, which represent a concentration of investments in securities issued by the Plan sponsor. As a result, the value of these investments is subject to risks associated with the Company’s financial performance, industry conditions, and overall market volatility.
Participants may direct their investments among the Plan’s available options and may transfer amounts invested in SPX Technologies, Inc. common stock into other investment alternatives, subject to certain trading restrictions. However, participant investment decisions may result in a continued concentration in employer securities.
Note 2 - Summary of Significant Accounting Policies (Continued)
Accordingly, it is at least reasonably possible that changes in the fair value of SPX Technologies, Inc. common stock could materially affect participants’ account balances and the Plan’s net assets available for benefits.

Contributions Receivable
Contributions Receivable - Participant contributions and any related matching contributions are recognized in the period during which the Company makes the respective payroll deduction for the participant's compensation.